Stock Option Plan - Schedule of Fair Value of the Stock Options Granted (Details)	12 Months Ended
Dec. 31, 2025
Schedule Of Fair Value Of The Stock Options Granted Abstract
Expected volatility	78.90%
Risk-free interest rate	4.40%
Expected term (in years)	10 years
Expected dividend yield